ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$894	$894
Accounts and other receivable, net (current and non-current)	—	—	2,281	2,281
Other assets (current and non-current) (1)	—	—	427	427
Financial assets (current and non-current) (2)	1	84	264	349
Total (3)	$1	$84	$3,866	$3,951
Financial liabilities
Accounts payable and other (2) (4)	$4	$90	$4,158	$4,252
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,246	5,246
Total	$4	$90	$9,404	$9,498
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(1)Excludes prepayments, other assets and assets held for sale of $493 million.
(2)Refer to Hedging Activities in Note 3(a) below.
(3)Total financial assets include $1,392 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress, and post-employment benefits of $2,939 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$777	$777
Accounts and other receivable, net (current and non-current)	—	—	2,302	2,302
Other assets (current and non-current) (1)	—	—	481	481
Financial assets (current and non-current) (2)	3	52	505	560
Total (3)	$3	$52	$4,065	$4,120
Financial liabilities
Accounts payable and other (4)	$5	$232	$4,619	$4,856
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,189	5,189
Total	$5	$232	$9,808	$10,045
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(1)Excludes prepayments, other assets and assets held for sale of $396 million.
(2)Refer to Hedging Activities in Note 3(a) below.
(3)Total financial assets include $1,584 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress, and post-employment benefits of $3,392 million.

(US$ MILLIONS)	2021	2020
Current
Restricted cash	$47	$299
Derivative contracts	40	19
Loans and notes receivable	1	1
Total current	$88	$319
Non-current
Restricted cash	209	204
Derivative contracts	45	36
Loans and notes receivable	7	1
Total non-current	$261	$241

(US$ MILLIONS)	2021	2020
Current, net	$1,602	$1,631
Non-current, net
Accounts receivable	46	48
Retainer on customer contract	61	68
Billing rights	572	555
Total non-current, net	$679	$671
Total	$2,281	$2,302
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2021	2020	2019
Loss allowance - beginning	$65	$60	$38
Add: increase in allowance	22	20	34
Deduct: bad debt write offs	(18)	(7)	(12)
Foreign currency translation and other	(5)	(8)	—
Loss allowance - ending	$64	$65	$60